Operating Lease Right-of-Use Assets, Net (Details) - Schedule of Operating Lease Right -of-Use Assets - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Operating Lease Right -of-Use Assets [Line Items]
Beginning balance of total right-of-use assets, at cost		$ 6,532,047	$ 7,161,109
Increase/(Decrease) in total right-of-use assets, at cost		(728,731)
Exchange rate translation of total right-of-use assets, at cost		99,669
Ending balance of total right-of-use assets, at cost		6,532,047	7,161,109
Beginning balance of accumulated amortization			(1,526,807)
Increase /(Decrease) in accumulated amortization		(198,666)
Exchange rate translation accumulated amortization		(11,301)
Ending balance of accumulated amortization		(1,736,774)
Beginning balance of Operating lease right-of-use assets, net		4,795,273	5,634,302
Increase /(Decrease) in Operating lease right-of-use assets, net		(927,397)
Exchange rate translation of Operating lease right-of-use assets, net		88,368
Ending balance of Operating lease right-of-use assets, net		4,795,273	5,634,302
Shou Hill Valley Area [Member]
Schedule of Operating Lease Right -of-Use Assets [Line Items]
Beginning balance of total right-of-use assets, at cost		2,104,731	2,075,895
Increase/(Decrease) in total right-of-use assets, at cost
Exchange rate translation of total right-of-use assets, at cost		28,836
Ending balance of total right-of-use assets, at cost		2,104,731	2,075,895
Villas [Member]
Schedule of Operating Lease Right -of-Use Assets [Line Items]
Beginning balance of total right-of-use assets, at cost		2,077,404	2,048,942
Increase/(Decrease) in total right-of-use assets, at cost
Exchange rate translation of total right-of-use assets, at cost		28,462
Ending balance of total right-of-use assets, at cost		2,077,404	2,048,942
Farmland [Member]
Schedule of Operating Lease Right -of-Use Assets [Line Items]
Beginning balance of total right-of-use assets, at cost	[1]	2,104,731	2,075,895
Increase/(Decrease) in total right-of-use assets, at cost	[1]
Exchange rate translation of total right-of-use assets, at cost	[1]	28,836
Ending balance of total right-of-use assets, at cost	[1]	2,104,731	2,075,895
Warehouse [Member]
Schedule of Operating Lease Right -of-Use Assets [Line Items]
Beginning balance of total right-of-use assets, at cost	[2]		718,555
Increase/(Decrease) in total right-of-use assets, at cost	[2]	(728,731)
Exchange rate translation of total right-of-use assets, at cost	[2]	10,176
Ending balance of total right-of-use assets, at cost	[2]		718,555
Base Station Tower [Member]
Schedule of Operating Lease Right -of-Use Assets [Line Items]
Beginning balance of total right-of-use assets, at cost		245,181	241,822
Increase/(Decrease) in total right-of-use assets, at cost
Exchange rate translation of total right-of-use assets, at cost		3,359
Ending balance of total right-of-use assets, at cost		$ 245,181	$ 241,822

[1]	On July 7, 2021, E-Home Pingtan entered into an agreement with an unaffiliated company and individual to obtain the right of use for farmland of 74 acers for $2,319,791 (RMB 15,000,000). The Company prepaid the installment of $2,319,791 (RMB 15,000,000) to the individual as of June 30, 2022.
[2]	On December 1, 2016, Zhongrun entered into an agreement with an unaffiliated company and individual to obtain the right of use for warehouse of 7,199.38 square meters for $2,127,121 (RMB 14,814,544). The Company acquired the operating lease right-of-use assets from its acquisition of Zhongrun in July 2023. In August 2023, the Company terminated the operating lease contract with the lessor.